Stock-Based Compensation - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2016
Stock-Based Compensation
Stock-based compensation expense	$ 2,857	$ 1,059	$ 6,332	$ 2,848	$ 2,524
2016 Plan
Stock-Based Compensation
Common stock reserved for future issuance						6,800,000
2019 Omnibus Incentive Plan
Stock-Based Compensation
Maximum number of shares available for issuance	11,290,813		9,300,000
Subscription cost of revenue
Stock-Based Compensation
Stock-based compensation expense	$ 146		$ 141
Professional services and other cost of revenue
Stock-Based Compensation
Stock-based compensation expense	84		80
Sales and marketing
Stock-Based Compensation
Stock-based compensation expense	797	222	1,407	726	626
Research and development
Stock-Based Compensation
Stock-based compensation expense	888	215	1,364	342	297
General and administrative
Stock-Based Compensation
Stock-based compensation expense	$ 942	$ 622	$ 3,340	$ 1,780	$ 1,601